Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000028758
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Advisor Class
Trading Symbol	ABYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYSX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,346	$10,858	$10,212
11/15	$10,471	$11,157	$10,261
11/16	$12,234	$12,056	$11,919
11/17	$13,854	$14,813	$13,475
11/18	$13,530	$15,743	$13,330
11/19	$13,913	$18,279	$14,222
11/20	$13,799	$21,470	$14,366
11/21	$18,871	$27,464	$18,663
11/22	$17,592	$24,935	$18,144
11/23	$17,720	$28,386	$17,913
05/24	$20,531	$33,028	$20,503

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	15.86%	25.84%	10.18%	7.46%
Advisor Class (with sales charge)	15.86%	25.84%	10.18%	7.46%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,449,547,398
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 9,743,496
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Material Fund Change [Text Block]
C000028761
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class I
Trading Symbol	ABSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSIX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,349	$10,858	$10,212
11/15	$10,474	$11,157	$10,261
11/16	$12,239	$12,056	$11,919
11/17	$13,864	$14,813	$13,475
11/18	$13,538	$15,743	$13,330
11/19	$13,918	$18,279	$14,222
11/20	$13,808	$21,470	$14,366
11/21	$18,877	$27,464	$18,663
11/22	$17,591	$24,935	$18,144
11/23	$17,710	$28,386	$17,913
05/24	$20,514	$33,028	$20,503

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	15.83%	25.74%	10.15%	7.45%
Class I (with sales charge)	15.83%	25.74%	10.15%	7.45%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,449,547,398
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 9,743,496
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Material Fund Change [Text Block]
C000028748
Shareholder Report [Line Items]
Fund Name	AB Value Fund
Class Name	Class A
Trading Symbol	ABVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVAX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 1000 Value Index
05/14	$9,573	$10,000	$10,000
11/14	$10,154	$10,858	$10,686
11/15	$9,842	$11,157	$10,567
11/16	$10,279	$12,056	$11,837
11/17	$11,583	$14,813	$13,592
11/18	$11,291	$15,743	$13,994
11/19	$11,758	$18,279	$15,580
11/20	$11,668	$21,470	$15,848
11/21	$14,664	$27,464	$19,374
11/22	$15,162	$24,935	$19,844
11/23	$16,276	$28,386	$20,113
05/24	$18,708	$33,028	$22,848

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	14.94%	25.40%	12.17%	6.93%
Class A (with sales charge)	10.05%	20.05%	11.20%	6.46%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 428,690,192
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,163,851
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Material Fund Change [Text Block]
C000028765
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Advisor Class
Trading Symbol	ABIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIYX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
05/14	$10,000	$10,000
11/14	$9,422	$9,402
11/15	$9,458	$9,125
11/16	$9,055	$8,792
11/17	$11,417	$11,189
11/18	$9,600	$10,301
11/19	$10,053	$11,582
11/20	$9,985	$12,320
11/21	$11,165	$13,647
11/22	$10,664	$12,262
11/23	$11,717	$13,778
05/24	$13,133	$15,686

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	12.08%	15.21%	7.69%	2.76%
Advisor Class (with sales charge)	12.08%	15.21%	7.69%	2.76%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 101,449,502
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 176,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Material Fund Change [Text Block]
C000135456
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class Z
Trading Symbol	ABSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSZX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,354	$10,858	$10,212
11/15	$10,489	$11,157	$10,261
11/16	$12,265	$12,056	$11,919
11/17	$13,903	$14,813	$13,475
11/18	$13,590	$15,743	$13,330
11/19	$13,984	$18,279	$14,222
11/20	$13,884	$21,470	$14,366
11/21	$18,988	$27,464	$18,663
11/22	$17,713	$24,935	$18,144
11/23	$17,850	$28,386	$17,913
05/24	$20,687	$33,028	$20,503

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class Z (without sales charge)	15.90%	25.89%	10.24%	7.54%
Class Z (with sales charge)	15.90%	25.89%	10.24%	7.54%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,449,547,398
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 9,743,496
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Material Fund Change [Text Block]
C000028755
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class A
Trading Symbol	ABASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABASX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.09%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index	Russell 2500 Value Index
05/14	$9,577	$10,000	$10,000
11/14	$9,896	$10,858	$10,212
11/15	$9,982	$11,157	$10,261
11/16	$11,635	$12,056	$11,919
11/17	$13,140	$14,813	$13,475
11/18	$12,803	$15,743	$13,330
11/19	$13,133	$18,279	$14,222
11/20	$12,990	$21,470	$14,366
11/21	$17,723	$27,464	$18,663
11/22	$16,485	$24,935	$18,144
11/23	$16,558	$28,386	$17,913
05/24	$19,166	$33,028	$20,503

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	15.75%	25.55%	9.90%	7.18%
Class A (with sales charge)	10.84%	20.21%	8.95%	6.72%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,449,547,398
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 9,743,496
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Material Fund Change [Text Block]
C000028750
Shareholder Report [Line Items]
Fund Name	AB Value Fund
Class Name	Class C
Trading Symbol	ABVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVCX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.70%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Russell 1000 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,572	$10,858	$10,686
11/15	$10,174	$11,157	$10,567
11/16	$10,544	$12,056	$11,837
11/17	$11,793	$14,813	$13,592
11/18	$11,413	$15,743	$13,994
11/19	$11,796	$18,279	$15,580
11/20	$11,615	$21,470	$15,848
11/21	$14,489	$27,464	$19,374
11/22	$14,868	$24,935	$19,844
11/23	$15,841	$28,386	$20,113
05/24	$18,136	$33,028	$22,848

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	14.48%	24.42%	11.32%	6.13%
Class C (with sales charge)	13.48%	23.42%	11.32%	6.13%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 428,690,192
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,163,851
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Material Fund Change [Text Block]
C000028762
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class A
Trading Symbol	ABIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIAX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index (net)
05/14	$9,572	$10,000
11/14	$9,007	$9,402
11/15	$9,019	$9,125
11/16	$8,615	$8,792
11/17	$10,835	$11,189
11/18	$9,080	$10,301
11/19	$9,486	$11,582
11/20	$9,405	$12,320
11/21	$10,488	$13,647
11/22	$9,986	$12,262
11/23	$10,949	$13,778
05/24	$12,258	$15,686

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	11.96%	15.00%	7.42%	2.50%
Class A (with sales charge)	7.22%	10.07%	6.50%	2.06%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 101,449,502
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 176,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Material Fund Change [Text Block]
C000028751
Shareholder Report [Line Items]
Fund Name	AB Value Fund
Class Name	Advisor Class
Trading Symbol	ABVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVYX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,620	$10,858	$10,686
11/15	$10,319	$11,157	$10,567
11/16	$10,805	$12,056	$11,837
11/17	$12,212	$14,813	$13,592
11/18	$11,930	$15,743	$13,994
11/19	$12,458	$18,279	$15,580
11/20	$12,400	$21,470	$15,848
11/21	$15,620	$27,464	$19,374
11/22	$16,192	$24,935	$19,844
11/23	$17,417	$28,386	$20,113
05/24	$20,042	$33,028	$22,848

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	15.07%	25.59%	12.44%	7.20%
Advisor Class (with sales charge)	15.07%	25.59%	12.44%	7.20%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 428,690,192
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,163,851
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Material Fund Change [Text Block]
C000028764
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class C
Trading Symbol	ABICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABICX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index (net)
05/14	$10,000	$10,000
11/14	$9,371	$9,402
11/15	$9,313	$9,125
11/16	$8,826	$8,792
11/17	$11,024	$11,189
11/18	$9,175	$10,301
11/19	$9,511	$11,582
11/20	$9,352	$12,320
11/21	$10,352	$13,647
11/22	$9,782	$12,262
11/23	$10,644	$13,778
05/24	$11,876	$15,686

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	11.57%	14.15%	6.61%	1.73%
Class C (with sales charge)	10.57%	13.15%	6.61%	1.73%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 101,449,502
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 176,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Material Fund Change [Text Block]
C000028757
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class C
Trading Symbol	ABCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCSX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.84%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,292	$10,858	$10,212
11/15	$10,312	$11,157	$10,261
11/16	$11,930	$12,056	$11,919
11/17	$13,374	$14,813	$13,475
11/18	$12,932	$15,743	$13,330
11/19	$13,169	$18,279	$14,222
11/20	$12,926	$21,470	$14,366
11/21	$17,502	$27,464	$18,663
11/22	$16,154	$24,935	$18,144
11/23	$16,108	$28,386	$17,913
05/24	$18,576	$33,028	$20,503

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	15.32%	24.57%	9.08%	6.39%
Class C (with sales charge)	14.32%	23.57%	9.08%	6.39%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,449,547,398
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 9,743,496
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Holdings [Text Block]

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Material Fund Change [Text Block]
C000028754
Shareholder Report [Line Items]
Fund Name	AB Value Fund
Class Name	Class I
Trading Symbol	ABVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVIX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,625	$10,858	$10,686
11/15	$10,327	$11,157	$10,567
11/16	$10,823	$12,056	$11,837
11/17	$12,226	$14,813	$13,592
11/18	$11,961	$15,743	$13,994
11/19	$12,490	$18,279	$15,580
11/20	$12,436	$21,470	$15,848
11/21	$15,665	$27,464	$19,374
11/22	$16,238	$24,935	$19,844
11/23	$17,477	$28,386	$20,113
05/24	$20,113	$33,028	$22,848

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	15.09%	25.66%	12.47%	7.24%
Class I (with sales charge)	15.09%	25.66%	12.47%	7.24%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 428,690,192
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,163,851
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Material Fund Change [Text Block]
C000028768
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class I
Trading Symbol	AIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIVIX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index (net)
05/14	$10,000	$10,000
11/14	$9,432	$9,402
11/15	$9,486	$9,125
11/16	$9,109	$8,792
11/17	$11,514	$11,189
11/18	$9,698	$10,301
11/19	$10,171	$11,582
11/20	$10,106	$12,320
11/21	$11,296	$13,647
11/22	$10,784	$12,262
11/23	$11,859	$13,778
05/24	$13,291	$15,686

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	12.08%	15.32%	7.70%	2.89%
Class I (with sales charge)	12.08%	15.32%	7.70%	2.89%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 101,449,502
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 176,794
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Holdings [Text Block]

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Material Fund Change [Text Block]